Stock-Based Compensation (Summary Of Changes In Company's Nonvested Restricted Shares) (Details)	12 Months Ended
Dec. 31, 2015 $ / shares shares
Stock-Based Compensation [Abstract]
Shares, Granted	200,500
Shares, Vested	0
Shares, Nonvested at December 31, 2015	200,500
Weighted Average Grant date Fair Value, Granted | $ / shares	$ 1.37
Weighted Average Grant date Fair Value, Nonvested at December 31, 2015 | $ / shares	$ 1.37